Note 18 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2021:
Total capital (to risk-weighted assets)	$45,765	10.69%	$	≥34,247	≥8.00%	$	≥42,809	≥10.00%
Tier 1 capital (to risk-weighted assets)	40,438	9.45		≥25,685	≥6.00		≥32,247	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	40,438	9.45		≥19,264	≥4.50		≥27,826	≥ 6.50
Tier 1 capital (to average assets)	40,438	7.41		≥21,822	≥4.00		≥27,277	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2020:
Total capital (to risk-weighted assets)	$37,084	14.52%	$	≥20,438	≥8.00%	$	≥25,548	≥10.00%
Tier 1 capital (to risk-weighted assets)	33,996	13.31		≥15,329	≥6.00		≥20,438	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	33,996	13.31		≥11,496	≥4.50		≥16,606	≥ 6.50
Tier 1 capital (to average assets)	33,996	8.56		≥15,889	≥4.00		≥19,861	≥ 5.00